Summary of Deferred Financing Costs and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Deferred Financing Costs and Other Assets-Gross	$ 9,524		$ 5,637
Accumulated Amortization	(1,922)		(2,329)
Deferred Financing Costs and Other Assets-Net	$ 7,602	[1]	$ 3,308	[1]

[1]	Does not include approximately $2.4 million associated with advanced royalty payments for the year ended December 31, 2012, for which we expect to recover through future production and royalties.